Deferred tax - Tax benefits not recognized (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Capital losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	£ 70	£ 79
Losses for which tax benefits have not been recognised	400	400
Trading losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	42	74
Losses for which tax benefits have not been recognised	200	£ 300
Trading losses | Within seven years
Disclosure of deferred tax in statement of financial position and by Group's operations
Losses for which tax benefits have not been recognised	£ 38